Comparative Figures	12 Months Ended
Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Comparative Figures
Comparative Figures

Certain comparative figures have been reclassified to conform to the presentation adopted for the current period. Specifically, certain amounts previously recorded in restricted cash have been reclassified to cash and certain amounts previously recorded in long term receivable have been reclassified to other receivables, net. Additionally, certain amounts on the consolidated statements of cash flows have been reclassified to conform to the presentation of the current year.